Non-controlling Interests	12 Months Ended
Dec. 31, 2024
Non-controlling Interests
Non-controlling Interests

Note 29 Non-controlling Interests

Non-controlling Interests are detailed as follows:

a.	Equity

Equity	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Viña San Pedro Tarapacá S.A.	43,663,968	41,631,934
Bebidas del Paraguay S.A. (1)	17,282,983	17,482,168
Aguas CCU-Nestlé Chile S.A.	28,814,742	27,624,099
Cervecería Kunstmann S.A.	11,083,795	10,832,080
Compañía Pisquera de Chile S.A.	11,887,306	10,055,062
Distribuidora del Paraguay S.A. (1)	2,950,600	1,954,734
D&D SpA. (2)	1,424,723	1,415,053
Aguas de Origen S.A. (3)	12,262,838	-
AV S.A. (1)	9,274,217	-
Bebidas Bolivianas BBO S.A.	7,054,461	6,211,874
Others	1,632,492	1,810,795
Total	147,332,125	119,017,799
(1)	See Note 1 - General information, letter C), number (4).
(2)	See Note 1 - General information, letter C), number (5).
(3)	See Note 1 - General information, letter C), number (12).

b.	Net income attributable to non-controlling interest

Result	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Aguas CCU-Nestlé Chile S.A.	11,939,712	9,428,103	6,876,759
Viña San Pedro Tarapacá S.A.	2,914,056	2,181,421	4,620,251
Cervecería Kunstmann S.A.	1,158,956	1,190,978	4,047,024
Compañía Pisquera de Chile S.A.	3,338,739	3,256,403	3,594,166
Sáenz Briones & Cía. S.A.I.C.	-	-	877
Distribuidora del Paraguay S.A.	1,101,369	(674,671)	(116,677)
Bebidas del Paraguay S.A.	(604,980)	547,873	682,236
D&D SpA.	90,647	324,466	-
Aguas de Origen S.A.	(1,444,250)	-	-
AV S.A.	53,082	-	-
Bebidas Bolivianas BBO S.A.	(2,956,395)	(3,462,444)	(2,342,555)
Others	9,723	(19,414)	(45,980)
Total	15,600,659	12,772,715	17,316,101

c.	The Summarized financial information of non-controlling interest is detailed as follows:

Assets and Liabilities	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Assets and Liabilities
Current assets	813,042,655	725,627,672
Non-current assets	892,225,098	733,472,890
Current liabilities	549,971,229	409,331,274
Non-current liabilities	145,249,838	187,674,051

Dividends paid to noncontrolling interests	12,792,104	15,288,255

The main significant non-controlling interest is represented by Viña San Pedro Tarapacá S.A. with the following summarized financial information:

Assets and Liabilities	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Assets and Liabilities
Current assets	216,421,999	207,102,975
Non-current assets	243,013,446	226,340,932
Current liabilities	132,903,418	83,692,552
Non-current liabilities	32,108,567	77,620,530

Result	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Net sales	282,637,923	252,825,495	296,349,893
Net income of year	19,201,312	14,259,053	29,949,719

Dividend payed for Viña San Pedro Tarapacá S.A. are ThCh$ 7,137,366, ThCh$ 14,948,153 and ThCh$ 17,906,526, as of December 31, 2024, 2023 and 2022, respectively.